Other current liabilities (Details 1) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities
Accrued expenses for legal and consulting fees	$ 50	$ 183	$ 219
Other accrued expenses	270	205	295
Total	$ 320	388	653
Accrued payroll fees			$ 139